SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. ZOOZ’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and such differences may have a material impact on the Company’s financial statements. As applicable to these financial statements, the most significant estimates relate to inventory net realizable value and share-based compensation.

Basis of presentation of financial statements

Basis of presentation of financial statements

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the information contained herein reflects all adjustments necessary for a fair statement of our results of operations, financial position, cash flows, and shareholders’ equity. All such adjustments are of a normal, recurring nature.

The results of operations for the six months ended June 30, 2025, shown in these financial statements are not necessarily indicative of the results to be expected for the full year ending December 31, 2025. The unaudited condensed financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2024, included in the Company’s Annual Report on Form 20-F filed with the SEC on March 11, 2025.

There have been no material changes in our significant accounting policies as described in our financial statements for the year ended December 31, 2024.

The carrying value of cash and cash equivalents, other current assets and accounts payables, other payables and accrued expenses (included in the condensed balance sheets) approximates their fair value because of their generally short maturities. The promissory notes bear annual interest at rates close to the prevailing market rates.

The fair value of restricted bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Concentration of credit risks

Concentration of credit risks

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, restricted bank deposits and other receivables.

The Company’s cash and restricted bank deposits are invested in banks domiciled in Israel. Accordingly, management believes that these restricted bank deposits have minimal credit risk.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

New Accounting Pronouncements

New Accounting Pronouncements:

Recently adopted accounting standards

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”). ASU 2023-08 requires in-scope crypto assets (including the Company’s bitcoin holdings) to be measured at fair value in the statement of financial position, with gains and losses from changes in the fair value of such crypto assets recognized in net income each reporting period. ASU 2023-08 also requires certain interim and annual disclosures for crypto assets within the scope of the standard. ASU 2023-08 is effective for annual and interim reporting periods beginning after December 15, 2024, with early adoption permitted. The Company adopted the standard effective January 1, 2025. The adoption had no impact on the Company’s results of operations and financial condition, as the Company does not currently hold any digital assets.

Accounting Pronouncements effective in future periods

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures. The ASU improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for the Company for annual periods beginning after December 15, 2025. The Company is evaluating the potential impact of this guidance on its consolidated financial statements. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted.

In 2024, the FASB issued guidance, ASU 2024-03, which requires the disaggregated disclosure of certain costs and expenses on an interim and annual basis. The new standard is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, and can be applied prospectively with the option for retrospective application to all prior periods presented in the financial statements, with early adoption permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, on a prospective basis, with early adoption permitted. The Company is evaluating the potential impact of this guidance on its consolidated financial statement disclosures.